Cover	Nov. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002151863
Document Type	S-6
Entity Registrant Name	FT 13344
Document Period End Date	Nov. 12, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in companies that are based in an emerging market or have significant business operations in emerging markets.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Identify the Universe. We begin by selecting stocks that are based in an emerging market or have significant business operations in emerging markets, trade on a U.S. stock exchange either directly or through an American Depositary Receipt/ADR, and have adequate liquidity for investment. We utilize MSCI country classifications to determine whether a country is an emerging market country.

Screen for Financial Strength. We then evaluate companies based on multiple factors. These factors are designed to identify those stocks which exhibit strong fundamental characteristics and to eliminate those that do not meet our investment criteria as of the date the portfolio was selected.

The investment criteria include:

•	Market Capitalization greater than $1 billion;
•	Long-Term Debt/Market Value of Equity less than 30%; and
•	Return on Equity greater than 15%.

Examine Historical Financial Results. The next step in our process is to look for those companies that have earned a net cash flow return on investment that is above the average of their peers.

Select Companies with Attractive Valuations. The final step in our process is to select companies based on the fundamental analysis of our team of research analysts. The stocks selected for the portfolio are those that meet our investment objectives, trade at attractive valuations and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, companies headquartered or incorporated in the Asia Pacific and Latin America regions, VIEs and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.